UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Ballast Small/Mid Cap ETF

(MGMT) NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ballast Small/Mid Cap ETF (the "Fund") for the period of October 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://etf.mgmtetf.com/. You can also request this information by contacting us at (866) 383-6468.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ballast Small/Mid Cap ETF	$56	1.10%

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$161,425,116
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$713,546
Portfolio Turnover	6%

Sector Weighting (% of net assets)

Materials
21.8%
Industrials
16.7%
Technology
12.0%
Financials
10.5%
Consumer Discretionary
10.4%
Energy
8.6%
Health Care
7.0%
Communications
4.3%
Real Estate
4.0%
Consumer Staples
3.8%
Other Assets in Excess of Liabilities
0.9%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.9%
Consumer Staples	3.8%
Real Estate	4.0%
Communications	4.3%
Health Care	7.0%
Energy	8.6%
Consumer Discretionary	10.4%
Financials	10.5%
Technology	12.0%
Industrials	16.7%
Materials	21.8%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Ballast Small/Mid Cap ETF (MGMT)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://etf.mgmtetf.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-MGMT

Channel Income Fund

(CPSIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Channel Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://channelfunds.com/mutual-funds/. You can also request this information by contacting us at (877) 627-8504.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Channel Income Fund	$54	1.08%

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$9,124,508
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$0
Portfolio Turnover	4,269%

Composition of Net Assets (% of net assets)

Financials 30.2%
Industrials 21.6%
Energy 15.8%
U.S. Treasury Obligations 10.8%
Utilities 10.0%
Communications 8.7%
Consumer Staples 1.1%
Money Market Funds 0.6%
Other Assets in Excess of Liabilities 1.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	0.6%
Consumer Staples	1.1%
Communications	8.7%
Utilities	10.0%
U.S. Treasury Obligations	10.8%
Energy	15.8%
Industrials	21.6%
Financials	30.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Channel Income Fund (CPSIX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://channelfunds.com/mutual-funds/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-CPSIX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Ballast Small/Mid Cap ETF (MGMT)

NYSE Arca, Inc.

Semi-Annual Financial Statements

and Additional Information

March 31, 2026

Fund Adviser:

Ballast Asset Management, LP

3879 Maple Avenue, Suite 300

Oaklawn Building

Dallas, TX 75219

1-866-383-6468

Ballast Small/Mid Cap ETF

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.08%

Communications — 4.29%
ATN International, Inc.	96,575	$2,628,772
Criteo S.A. - ADR(a)	164,220	2,944,464
TripAdvisor, Inc.(a)	126,341	1,346,795
		6,920,031
Consumer Discretionary — 10.44%
Cavco Industries, Inc.(a)	8,779	4,251,581
Climb Global Solutions, Inc.	244,408	4,844,167
Global Business Travel Group, Inc.(a)	338,191	1,887,106
Patrick Industries, Inc.	34,697	3,853,796
Phinia, Inc.	29,378	2,010,630
		16,847,280
Consumer Staples — 3.76%
Ingles Markets, Inc., Class A	22,174	1,993,221
Turning Point Brands, Inc.	47,006	4,079,651
		6,072,872
Energy — 8.58%
Epsilon Energy Ltd.	572,052	3,523,840
Kosmos Energy Ltd.(a)	1,423,256	3,956,652
Solaris Energy Infrastructure, Inc., CLASS A	81,325	4,595,676
Unit Corp.	51,442	1,777,321
		13,853,489
Financials — 10.53%
Bank OZK	45,729	2,098,504
Capital Bancorp, Inc.	141,952	4,221,652
Federal Agricultural Mortgage Corp., Class C	26,219	3,889,588
Merchants Bancorp	94,133	4,039,247
MGIC Investment Corp.	104,422	2,741,078
		16,990,069
Health Care — 7.00%
Bausch + Lomb Corp.(a)	149,933	2,383,935
Bruker Corp.	60,741	2,193,965
Collegium Pharmaceutical, Inc.(a)	79,564	2,631,181
iRadimed Corp.	24,944	2,401,110
QuidelOrtho Corp.(a)	102,442	1,683,122
		11,293,313
Industrials — 16.73%
AZZ, Inc.	38,958	4,874,814
Bel Fuse, Inc., Class B	16,698	3,305,870
Brink’s Co. (The)	36,268	3,758,453
Capstone Green Energy Holdings, Inc.(a)	47,556	259,180
Donaldson Company, Inc.	24,731	2,098,920
Hillman Solutions Corp.(a)	297,144	2,472,238
Landstar System, Inc.	23,657	3,792,454
Mueller Industries, Inc.	26,277	2,911,492
Terex Corp.	59,719	3,529,393

See accompanying notes which are an integral part of these financial statements.

Ballast Small/Mid Cap ETF

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.08% (continued)

Industrials — 16.73% (continued)
		$27,002,814
Materials — 21.80%
AdvanSix, Inc.	76,924	1,876,946
Cabot Corp.	28,605	2,154,243
Core Natural Resources, Inc.	34,967	3,662,094
Eagle Materials, Inc.	14,492	2,745,509
Ecovyst, Inc.(a)	394,075	5,067,804
Ferroglobe plc	600,944	2,475,889
Natural Resource Partners, L.P.	75,868	9,180,027
Royal Gold, Inc.	18,632	4,741,658
TimkenSteel Corp.(a)	202,406	3,307,314
		35,211,484
Real Estate — 3.95%
EPR Properties	51,861	2,590,976
GEO Group, Inc. (The)(a)	225,079	3,783,578
		6,374,554
Technology — 12.00%
Cass Information Systems, Inc.	36,076	1,588,066
CompoSecure, Inc.	206,451	3,530,313
Consensus Cloud Solutions, Inc.(a)	116,452	2,764,570
Extreme Networks, Inc.(a)	95,845	1,445,343
Genpact Ltd.	54,489	2,029,715
IPG Photonics Corp.(a)	17,480	2,003,033
Knowles Corp.(a)	104,348	2,679,656
RCM Technologies, Inc.(a)	97,559	1,867,279
SPS Commerce, Inc.(a)	26,200	1,458,554
		19,366,529
Total Common Stocks (Cost $132,627,542)		159,932,435

Total Investments — 99.08% (Cost $132,627,542)		159,932,435
Other Assets in Excess of Liabilities — 0.92%		1,492,681
NET ASSETS — 100.00%		$161,425,116

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Ballast Small/Mid Cap ETF

Statement of Assets and Liabilities

March 31, 2026 (Unaudited)

Assets
Investments in securities, at fair value (cost $132,627,542)	$159,932,435
Cash	1,601,363
Dividends receivable	63,458
Tax reclaims receivable	18,990
Prepaid expenses	1,472
Total Assets	161,617,718

Liabilities
Payable to Adviser, net of waiver	123,963
Payable to affiliates	27,881
Payable to audit and tax	10,324
Payable to trustees	5,549
Other accrued expenses	24,885
Total Liabilities	192,602
Net Assets	$161,425,116

Net Assets consist of:
Paid-in capital	$134,120,223
Accumulated earnings	27,304,893
Net Assets	$161,425,116
Shares outstanding (unlimited number of shares authorized, no par value)	3,575,000
Net asset value per share	$45.15

See accompanying notes which are an integral part of these financial statements.

Ballast Small/Mid Cap ETF

Statement of Operations

For the Six Months Ended March 31, 2026 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $10,730)	$1,055,123
Total investment income	1,055,123

Expenses
Adviser	754,931
Administration	68,439
Custodian	12,538
Legal	11,844
Compliance services	11,476
Trustee	10,747
Audit and tax	10,233
Report printing	8,241
Transfer agent	4,987
Insurance	2,509
Pricing	696
Miscellaneous	18,843
Total expenses	915,484
Fees waived by Adviser	(41,385)
Net operating expenses	874,099
Net investment income	181,024

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on:
Investment securities	2,125,431
Change in unrealized appreciation on:
Investment securities	1,621,343
Net realized and unrealized gain on investment securities	3,746,774
Net increase in net assets resulting from operations	$3,927,798

See accompanying notes which are an integral part of these financial statements.

Ballast Small/Mid Cap ETF

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$181,024	$624,461
Net realized gain on investment securities	2,125,431	12,779,528
Change in unrealized appreciation on investment securities	1,621,343	7,072,001
Net increase in net assets resulting from operations	3,927,798	20,475,990

Distributions to Shareholders from:
Earnings	(519,915)	(801,750)
Total distributions	(519,915)	(801,750)

Capital Transactions
Proceeds from shares sold	9,585,944	22,287,782
Amount paid for shares redeemed	(11,147,078)	(36,609,650)
Net decrease in net assets resulting from capital transactions	(1,561,134)	(14,321,868)
Total Increase in Net Assets	1,846,749	5,352,372

Net Assets
Beginning of period	$159,578,367	$154,225,995
End of period	$161,425,116	$159,578,367

Share Transactions
Shares sold	200,000	550,000
Shares redeemed	(250,000)	(925,000)
Net decrease in shares outstanding	(50,000)	(375,000)

See accompanying notes which are an integral part of these financial statements.

Ballast Small/Mid Cap ETF

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021(a)
Selected Per Share Data:
Net asset value, beginning of period	$44.02		$38.56	$34.43	$29.00	$35.72	$25.00

Investment operations:
Net investment income	0.05		0.16	0.48	0.20	0.30	0.02
Net realized and unrealized gain (loss) on investments	1.23		5.51	4.08	5.52	(6.92)	10.70
Total from investment operations	1.28		5.67	4.56	5.72	(6.62)	10.72

Less distributions to shareholders from:
Net investment income	(0.15)		(0.21)	(0.43)	(0.29)	(0.10)	—
Total distributions	(0.15)		(0.21)	(0.43)	(0.29)	(0.10)	—

Net asset value, end of period	$45.15		$44.02	$38.56	$34.43	$29.00	$35.72

Market price, end of period	$45.12		$44.02	$38.51	$34.45	$29.05	$35.80

Total Return(b)	2.91	%(c)	14.75%	13.29%	19.79%	(18.60)%	42.88	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$161,425		$159,578	$154,226	$110,184	$59,441	$37,507
Ratio of net expenses to average net assets	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10	%(d)
Ratio of expenses to average net assets before waiver and reimbursement	1.15	%(d)	1.15%	1.17%	1.26%	1.37%	2.08	%(d)
Ratio of net investment income to average net assets	0.23	%(d)	0.40%	1.27%	0.74%	1.00%	0.10	%(d)
Portfolio turnover rate(e)	6	%(c)	30%	23%	25%	29%	8	%(c)

(a)	For the period December 2, 2020 (commencement of operations) to September 30, 2021.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Ballast Small/Mid Cap ETF

Financial Highlights

(For a share outstanding during each period)

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Ballast Small/Mid Cap ETF

Notes to the Financial Statements

March 31, 2026 (Unaudited)

NOTE 1. ORGANIZATION

Ballast Small/Mid Cap ETF (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on November 18, 2020, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Ballast Asset Management, LP (the “Adviser”). The Fund seeks to generate positive risk adjusted returns as its investment objective.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2026 (Unaudited)

financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2026, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended March 31, 2026, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2026 (Unaudited)

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2026 (Unaudited)

and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2026 (Unaudited)

are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$159,932,435	$—	$—	$159,932,435
Total	$159,932,435	$—	$—	$159,932,435

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.95% of the Fund’s average daily net assets. For

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2026 (Unaudited)

the six months ended March 31, 2026, before the fee waiver described below, the Adviser earned a management fee of $754,931 from the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s expenses in order to limit the Fund’s total annual operating expenses to 1.10% of the Fund’s average daily net assets through January 31, 2027 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). For the six months ended March 31, 2026, the Adviser waived fees and reimbursed Fund expenses of $41,385. At March 31, 2026, the Fund owed the Adviser $123,963.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of March 31, 2026, the Adviser may seek repayment of management fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable Through
September 30, 2026	$54,408
September 30, 2027	91,974
September 30, 2028	82,898
March 31, 2029	41,385

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2026 (Unaudited)

a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended March 31, 2026, purchases and sales of investment securities, other than short-term investments, were $11,126,449 and $9,830,321, respectively.

For the period ended March 31, 2026, purchases and sales for in-kind transactions were $9,376,678 and $11,486,383, respectively.

For the period ended March 31, 2026, the Fund had in-kind net realized gains of $4,688,183.

There were no purchases or sales of long-term U.S. government obligations during the period ended March 31, 2026.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units” of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2026 (Unaudited)

the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant, or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets. For the six months ended March 31, 2026, the Fund received $3,150 and $0 in fixed fees and variable fees, respectively. The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$350	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At March 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$35,049,269
Gross unrealized depreciation	(8,506,198)
Net unrealized appreciation on investments	$26,543,071
Tax cost of investments	$133,389,366

The tax character of distributions paid for the fiscal year ended September 30, 2025, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$801,750
Total distributions paid	$801,750

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2026 (Unaudited)

At September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$177,651
Accumulated capital and other losses	(17,347,014)
Unrealized appreciation on investments	24,921,727
Total accumulated earnings	$7,752,364

As of September 30, 2025, the Fund had accumulated short-term capital loss carryforwards of $10,134,687 and long-term capital loss carryforwards of $7,212,327, not subject to expiration.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Ballast Small/Mid Cap ETF (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the Fund and, as required by law, considered the renewal of the management agreement with its investment adviser, Ballast Asset Management, LP (“Ballast”). In connection with such renewal, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

At the Trustees’ quarterly meeting held in November 2025, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Ballast (the “Independent Trustees”), approved the renewal of the management agreement between the Trust and Ballast for an additional year. The Trustees’ renewal of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees considered information regarding the nature, extent, and quality of services that Ballast provided to the Fund, including but not limited to providing a continuous investment program, adhering to investment restrictions, complying with the Trust’s policies and procedures, and voting proxies. The Trustees noted the qualifications and experience of Ballast’s portfolio manager, who is responsible for the day-to-day management of the Fund, and the other individuals at Ballast who provided services to the Fund. The Board concluded that Ballast could be expected to continue providing high quality service to the Fund and its shareholders.

(ii) Fund Performance. The Board reviewed the Fund’s performance over various periods ended September 30, 2025, noting that the Fund had outperformed the Russell 2500 Value Index, peer group, and Morningstar category across all periods, and underperformed the S&P 500 Total Return Index across all periods. The Board acknowledged that Ballast attributed underperformance relative to the S&P 500 Total Return Index to the Fund’s focus on small and mid-cap companies, which underperformed the large cap growth companies in the S&P 500. The Board also considered the performance of a collective investment trust (“CIT”) sleeve managed by Ballast, observing that the performance of the sleeve managed by Ballast was substantially similar to that of the Fund. The

Additional Information (Unaudited) (continued)

Board concluded that it expected Ballast to continue providing reasonable returns to the Fund and its shareholders.

(iii) Fee Rate and Profitability. The Board observed that the Fund’s management fee and net expense ratio were higher than the averages and medians of its Morningstar category and peer group. The Board considered Ballast’s position that the resources involved in executing the Fund’s strategy, with a focus on strong risk controls, justified the higher fees relative to the funds in the peer group and Morningstar category. The Board further acknowledged that many of the funds within the Morningstar category and peer group had much higher assets than the Fund or were part of a larger fund family, which contributed to the Fund’s higher net expense ratio. The Board also considered that the Fund’s management fee was higher than the fee charged by Ballast for managing the CIT sleeve and acknowledged Ballast’s position that comparing the Fund with the CIT was not an apples-to-apples comparison due to the additional risks and responsibilities of managing a registered fund such as the Fund.

The Board reviewed Ballast’s profitability analysis in connection with its management of the Fund and acknowledged that Ballast earned a reasonable profit both in actual dollars and as a percentage of revenue in connection with the Fund. The Board considered Ballast’s soft dollar arrangement and the benefits of such soft dollars in supporting Ballast’s research efforts. The Board also examined Ballast’s profitability analysis from the prior year and analyzed whether there were any material differences in expenses year over year. The Board concluded that Ballast’s profitability was not excessive.

(iv) Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Ballast will realize economies of scale as the Fund grows larger. The Board agreed that, in light of the expense limitation agreement, which effectively provided the Fund’s shareholders with some benefits of scale despite lower asset levels, and Ballast’s willingness to consider breakpoints as the Fund grew, the absence of breakpoints at this time was acceptable. The Board agreed to monitor and revisit the issue at the appropriate time.

Channel Income Fund

Semi-Annual Financial Statements

and Additional Information

March 31, 2026

Fund Adviser:

Channel Investment Partners LLC

3101 Wilson Boulevard, Suite 500

Arlington, VA 22201

Toll Free (877) 627-8504

Channel Income Fund

Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS — 87.39%

Corporate Bonds - Domestic — 87.39%
Activision Blizzard, Inc., 3.40%, 9/15/2026	$232,000	$230,398
Ally Financial, Inc., Series B, 4.70%, 8/15/2169(a)	250,000	247,900
American Airlines Pass Through Trust, Series 2016-1A, 4.10%, 1/15/2028	137,021	134,371
American Airlines Pass Through Trust, Series 2017-1A, 4.00%, 2/15/2029	212,813	205,915
American Airlines Pass Through Trust, Series 2016-2A, 3.65%, 12/15/2029	409,046	396,289
American Electric Power Company, Inc., 7.05%, 12/15/2054 (H15T5Y + 275BPS)(a)	350,000	361,425
APA Corp., 6.10%, 2/15/2035	250,000	256,978
Ares Capital Corp., 5.10%, 1/15/2031 (FIXED)	200,000	192,423
AT&T, Inc., 4.75%, 4/30/2033	200,000	198,362
Bank of America NA, 5.52%, 10/25/2035(a)	200,000	200,264
Blue Owl Credit Income Corp., 6.65%, 3/15/2031	350,000	345,573
Edison International, 8.13%, 6/15/2053	200,000	203,641
Energy Transfer LP, 6.50%, 11/15/2167 (H15T5Y + 569.40bps)(a)	300,000	299,718
First Horizon Bank, 5.75%, 5/1/2030	150,000	152,509
Genworth Holdings, Inc., 6.12%, 11/15/2036 (SOFRRATE+ 200.25bps)(a)	750,000	615,950
GEO Group, Inc. (The), 10.25%, 4/15/2031	300,000	320,252
Goldman Sachs Group, Inc., 5.39%, 2/2/2041	350,000	338,761
JetBlue Airways Pass Through Trust, Series 2020-1B, 7.75%, 11/15/2028	478,307	480,479
KeyBank NA, 3.90%, 4/13/2029	100,000	97,679
Occidental Petroleum Corp., 6.63%, 9/1/2030	214,000	229,548
Ovintiv, Inc., 6.25%, 7/15/2033 (FIXED)	150,000	158,403
Paramount Global, 6.38%, 3/30/2062(a)	500,000	366,283
Philip Morris International, Inc., 4.90%, 11/1/2034	100,000	99,507
Phillips 66 Co., 5.88%, 3/15/2056 (H15T5Y + 228.30bps)(a)	350,000	344,885
Sempra, 6.40%, 10/1/2054 (H15T5Y + 263.20BPS)(a)	350,000	348,225
Spirit Airlines Pass Through Trust, Series 2015-1A, 4.10%, 4/1/2028	280,481	271,927
Synovus Bank, 5.96%, 1/15/2036	250,000	248,034
United Airlines 2019-2 Class A Pass Through Trust, 2.90%, 5/1/2028	502,621	480,905
Western Midstream Operating LP, 5.50%, 12/15/2035	150,000	147,666
TOTAL CORPORATE BONDS (Cost $7,886,575)		7,974,270

U.S. GOVERNMENT & AGENCIES — 10.79%
United States Treasury Note, 4.13%, 2/15/2036	1,000,000	984,453
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $999,594)		984,453

See accompanying notes which are an integral part of these financial statements.

1

Channel Income Fund

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS - 0.61%
Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(b)	55,268	$55,268
TOTAL MONEY MARKET FUNDS (Cost $55,268)		55,268

TOTAL INVESTMENTS — 98.79% (Cost $8,941,437)		9,013,991
Other Assets in Excess of Liabilities — 1.21%		110,517
NET ASSETS — 100.00%		$9,124,508

(a)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2026. The benchmark on which the rate is calculated is shown parenthetically.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

See accompanying notes which are an integral part of these financial statements.

2

Channel Income Fund

Statement of Assets and Liabilities

March 31, 2026 (Unaudited)

Assets
Investments in securities at fair value (cost $8,941,437)	$9,013,991
Receivable for investments sold	14,173,223
Dividends and interest receivable	123,918
Receivable from Adviser	9,581
Prepaid expenses	13,339
Total Assets	23,334,052

Liabilities
Payable for fund shares redeemed	5,233
Payable for investments purchased	14,173,320
Payable for distribution to shareholders	60
Payable to Administrator	8,660
Payable to trustees	135
Other accrued expenses	22,136
Total Liabilities	14,209,544
Net Assets	$9,124,508

Net Assets consist of:
Paid-in capital	$10,216,809
Accumulated deficit	(1,092,301)
Net Assets	$9,124,508
Shares outstanding (unlimited number of shares authorized, no par value)	944,243
Net asset value (“NAV”), offering and redemption price per share(a)	$9.66

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

3

Channel Income Fund

Statement of Operations

For the six months ended March 31, 2026 (Unaudited)

Investment Income
Interest income	$305,954
Dividend income	10,302
Total investment income	316,256

Expenses
Adviser	21,648
Administration	18,955
Fund accounting	15,004
Registration	13,983
Legal	11,782
Trustee	10,746
Audit and tax preparation	10,320
Custodian	8,055
Transfer agent	6,794
Compliance services	6,407
Report printing	3,898
Pricing	2,840
Insurance	1,948
Interest expense	20
Miscellaneous	16,303
Total expenses	148,703
Fees waived by Adviser	(90,712)
Net operating expenses	57,991
Net investment income	258,265

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	740,588
Net change in unrealized depreciation of investment securities	(921,872)
Net realized and change in unrealized loss on investments	(181,284)
Net increase in net assets resulting from operations	$76,981

See accompanying notes which are an integral part of these financial statements.

4

Channel Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$258,265	$1,484,247
Net realized gain on investment securities transactions	740,588	810,901
Net change in unrealized depreciation of investment securities	(921,872)	(635,267)
Net increase in net assets resulting from operations	76,981	1,659,881

Distributions to Shareholders From:
Earnings	(267,438)	(1,499,856)
Total distributions	(267,438)	(1,499,856)

Capital Transactions
Proceeds from shares sold	2,941,309	5,370,218
Reinvestment of distributions	266,632	826,683
Amount paid for shares redeemed	(16,064,071)	(18,306,577)
Net decrease in net assets resulting from capital transactions	(12,856,130)	(12,109,676)
Total Decrease in Net Assets	(13,046,587)	(11,949,651)

Net Assets
Beginning of period	22,171,095	34,120,746
End of period	$9,124,508	$22,171,095

Share Transactions
Shares sold	297,474	541,417
Shares issued in reinvestment of distributions	27,062	83,754
Shares redeemed	(1,603,221)	(1,863,420)
Net decrease in shares outstanding	(1,278,685)	(1,238,249)

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

5

Channel Income Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023		For the Year Ended September 30, 2022		For the Year Ended September 30, 2021
Selected Per Share Data:
Net asset value, beginning of period	$9.97		$9.86	$9.37	$9.09		$10.47		$11.04

Investment operations:
Net investment income	0.31		0.55	0.58	0.52		0.24		0.17
Net realized and unrealized gain (loss)	(0.31)		0.11	0.49	0.28		(1.19)		0.24
Total from investment operations	—		0.66	1.07	0.80		(0.95)		0.41

Less distributions to shareholders from:
Net investment income	(0.31)		(0.55)	(0.58)	(0.52)		(0.24)		(0.17)
Net realized gains	—		—	—	—		(0.19)		(0.81)
Total distributions	(0.31)		(0.55)	(0.58)	(0.52)		(0.43)		(0.98)

Paid in capital from redemption fees	—		—	— (a)	—		—		—

Net asset value, end of period	$9.66		$9.97	$9.86	$9.37		$9.09		$10.47

Total Return(b)	(0.02	)%(c)	6.90%	11.74%	8.94%		(9.27)%		3.96%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$9,125		$22,171	$34,121	$30,632		$29,981		$32,386
Ratio of net expenses to average net assets	1.08	%(d)	0.95%	0.95%	0.95%		0.95%		0.95%
Ratio of expenses to average net assets before reimbursement/recoupment	2.77	%(d)	1.33%	1.16%	1.18%		1.15%		1.10%
Ratio of net investment income to average net assets	4.80	%(d)	5.40%	6.03%	5.55%		2.47%		1.64%
Portfolio turnover rate	4,269	%(c)	5,167%	4,672%	4,404	%(e)	6,521	%(e)	1,659	%(e)

(a)	Rounds to less than $0.005 per share.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Turnover may be elevated in times of market volatility as part of a systematic U.S. Treasury trading strategy used to manage overall portfolio risk with the possibility of generating excess returns.

See accompanying notes which are an integral part of these financial statements.

6

Channel Income Fund

Notes to the Financial Statements

March 31, 2026 (Unaudited)

NOTE 1. ORGANIZATION

Channel Income Fund (previously known as Channel Short Duration Income Fund) (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on June 15, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on October 4, 2005. The investment adviser to the Fund is Channel Investment Partners LLC (the “Adviser”). The Fund seeks to provide total return, comprised of both income and capital appreciation.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of

7

Channel Income Fund

Notes to the Financial Statements (continued)

March 31, 2026 (Unaudited)

assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2026, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended March 31, 2026, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, monthly. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders

8

Channel Income Fund

Notes to the Financial Statements (continued)

March 31, 2026 (Unaudited)

during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

9

Channel Income Fund

Notes to the Financial Statements (continued)

March 31, 2026 (Unaudited)

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser, as Valuation Designee, decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with the Valuation Designee’s valuation policies and procedures which comply with guidelines adopted by the Board. All fair value pricing and the pricing methodology are subject to review and approval by the Board’s Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be

10

Channel Income Fund

Notes to the Financial Statements (continued)

March 31, 2026 (Unaudited)

based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Domestic Corporate Bonds	$—	$7,974,270	$—	$7,974,270
U.S. Treasury Obligations	—	984,453	—	984,453
Money Market Funds	55,268	—	—	55,268
Total	$55,268	$8,958,723	$—	$9,013,991

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended March 31, 2026, the Adviser earned fees of $21,648, from the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through January 31, 2024 so that the Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on

11

Channel Income Fund

Notes to the Financial Statements (continued)

March 31, 2026 (Unaudited)

securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of Fund’s business, do not exceed 1.40% of the Fund’s average daily net assets. Prior to February 1, 2026, the expense cap was 0.95%. For the six months ended March 31, 2026, the Adviser waived fees of $90,712.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the applicable annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. As of March 31, 2026, the Adviser may seek repayment of management fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable Through
September 30, 2026	$28,877
September 30, 2027	66,447
September 30, 2028	105,403
March 31, 2029	90,712

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

12

Channel Income Fund

Notes to the Financial Statements (continued)

March 31, 2026 (Unaudited)

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2026, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
U.S. Government Obligations	$426,685,221
Other	3,069,335
Sales
U.S. Government Obligations	$427,983,537
Other	13,005,285

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, Charles Schwab & Company, Inc. and National Financial Services LLC. owned 62.76% and 35.78%, respectively, of the Fund’s outstanding shares. As a result, Charles Schwab & Company, Inc. may be deemed to control the Fund.

13

Channel Income Fund

Notes to the Financial Statements (continued)

March 31, 2026 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At March 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$141,111
Gross unrealized depreciation	(144,888)
Net unrealized appreciation/(depreciation) on investments	$(3,776)
Tax cost of investments	$8,941,437

The tax character of distributions paid for the fiscal year ended September 30, 2025, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$1,547,708
Total distributions paid	$1,547,708

At September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$100,500
Distributions payable	(88,794)
Accumulated appreciation on investments	(1,831,646)
Unrealized appreciation on investments	918,096
Total accumulated deficits	$(901,844)

At September 30, 2025, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash sales and dividends payable.

During the fiscal year ended September 30, 2025, the Fund utilized $403,704 in available short-term capital loss carryforwards and $393,737 in available long-term capital loss carryforwards.

As of September 30, 2025, the Fund had accumulated short-term capital loss carryforwards of $1,181,265 and long-term capital loss carryforwards of $650,381, not subject to expiration.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and

14

Channel Income Fund

Notes to the Financial Statements (continued)

March 31, 2026 (Unaudited)

warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

15

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Channel Short Duration Income Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or “Trustees”) oversees the management of the Fund and, as required by law, considered the renewal of the Fund’s management agreement with its investment adviser, Channel Investment Partners LLC (“Channel”). In connection with such renewal, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

At the Trustees’ quarterly meeting held in February 2026, the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Channel (the “Independent Trustees”), approved the renewal of the management agreement between the Trust and Channel for an additional year. The Trustees’ renewal of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

Nature, Extent and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Channel provided to the Fund, including, but not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Channel’s portfolio manager who was responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of other resources utilized by Channel to provide services to the Fund. The Trustees noted that Channel demonstrated a thorough understanding of the market, investment strategies, and analysis. They expressed confidence in Channel’s compliance program and noted that Channel’s policies and procedures were reasonably designed to prevent violations of federal securities laws. They further noted Channel’s commitment to compliance by continuing to rely upon outside resources as needed and Channel’s thoughtful consideration of expanding the firm’s personnel taking a long-term view. The Trustees concluded that Channel could be expected to continue providing high quality service to the Fund and its shareholders.

Fund Performance. The Trustees next reviewed and discussed the Fund’s performance for various periods ended December 31, 2025. The Trustees observed that the Fund had slightly underperformed the Bloomberg U.S. Aggregate Bond Index but outperformed the Bloomberg U.S.

16

Additional Information (Unaudited) (continued)

1-5 Year Government/Government Credit Index and Morningstar category and peer group medians for the one-year period. The Trustees noted that the Fund shows consistent outperformance over time, outperforming its benchmark, Morningstar category medians and peer group medians for the three-year, five-year, and ten-year periods. The Trustees further noted that the Fund won the 2026 Lipper Award for 10-year performance. The Board recalled that Channel attributed recent strong performance to portfolio allocations, security selection, and active management of the Fund. Based upon the foregoing, the Trustees concluded the Fund’s performance was excellent and consistently strong.

Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for the Fund. The Trustees noted that the Fund’s management fee was below its peer group average, equal to its peer group median, and above the median and average of its Morningstar category. The Trustees further observed that the Fund’s net expense ratio was higher than the medians and averages of its peer group and Morningstar category. The Trustees considered that Channel attributed its higher fees and expenses to the size of the Fund relative to most funds in its peer group and Morningstar category that had much higher assets. The Trustees noted the recent increase in the agreed upon expense cap.

The Trustees also considered a profitability analysis prepared by Channel, noting that Channel advised the Fund at a loss. The Trustees noted Channel’s representation that it did not enter into soft-dollar transactions related to the Fund. The Trustees concluded that the management fee represents reasonable compensation in light of the nature, extent, and quality of Channel’s services to the Fund.

Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Channel would realize economies of scale as the Fund grows. The Trustees determined that, in light of the current size of the Fund and Channel’s reported lack of profits, it was unlikely that Channel was realizing benefits from economies of scale.

17

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Executive Officer

Date	6/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Executive Officer

Date	6/4/2026

By	/s/ Kevin M. Traegner
Kevin M. Traegner, Principal Financial Officer

Date	6/4/2026